Annual Fund Operating Expenses - Xtrackers MSCI All World ex US Hedged Equity ETF - Xtrackers MSCI All World ex US Hedged Equity ETF	Oct. 01, 2021
Operating Expenses:
Management fee	0.40%
Other Expenses	none
Total annual fund operating expenses	0.40%